Trade, other payables and provisions	12 Months Ended
Dec. 31, 2020
Trade, other payables and provisions [abstract]
Disclosure of trade, other payables and provisions [text block]

21 Trade, other payables and provisions

	At 31 December
(in USD million)	2020	2019

Trade payables	2,748	3,047
Non-trade payables and accrued expenses	2,352	2,405
Joint venture payables	2,090	2,628
Payables to equity accounted associated companies and other related parties	546	947

Total financial trade and other payables	7,736	9,027
Current portion of provisions and other non-financial payables	2,774	1,423

Trade, other payables and provisions	10,510	10,450

Included in Current portion of provisions and other non-financial payables are certain provisions that are further described in note 20 Provisions and other liabilities and in note 23 Other commitments, contingent liabilities and contingent assets. For information regarding currency sensitivities, see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk. For further information on payables to equity accounted associated companies and other related parties, see note 24 Related parties.